Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit
Net interest	€ (176)	€ (188)	€ (93)
Total	(18)	(31)	101
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Current service cost	148	157	205
Past service cost	5	6	(2)
Net interest	(176)	(187)	(92)
Settlements	€ 5	€ (7)	€ (10)